Stock-Based Compensation	9 Months Ended
Sep. 30, 2023
Stock-Based Compensation
Stock-Based Compensation
7.	Stock-Based Compensation

In March 2014, the Company adopted the 2014 Share Incentive Plan (the “2014 Plan”), which included the remaining 4.6 million shares from the terminated 2010 Share Incentive Plan, plus an additional 1.0 million shares. On January 1, 2015, shares in the 2014 Plan, which has a term life of ten years, were allowed a one-time increase in the amount equal to 10% of the total number of Weibo shares issued and outstanding on a fully-diluted basis as of December 31, 2014. In March 2023, the Company adopted the 2023 Share Incentive Plan (the “2023 Plan”), which included the sum of 10,000,000 shares and all ordinary shares reserved but unissued as of February 28, 2023 under the 2014 Plan. Each share in the 2014 Plan pool and 2023 Plan pool allows for a grant of a restricted share unit or option share. The Company intends to use such share incentive plan to attract and retain employee talents. Stock-based compensation related to the grants is amortized generally over four years on a straight-line basis (generally one year for performance-based restricted shares).

The following table sets forth the stock-based compensation included in each of the relevant accounts:

	Nine Months Ended September 30,
	2022*	2023*

	(In thousands)
Cost of revenues	$7,597	$7,082
Sales and marketing	15,224	12,969
Product development	44,520	40,362
General and administrative	20,995	18,970
	$88,336	$79,383
*

Excluded non-cash stock-based compensation of US$7.5 million and US$6.7 million to SINA employees charged through Amount due from SINA for the nine months end September 30, 2022 and 2023, respectively.

The following table sets forth a summary of the number of shares available for issuance:

Shares Available
(In thousands)
December 31, 2022	3,563
Addition	10,000
Granted*	(3,945)
Cancelled/expired/forfeited	268
September 30, 2023	9,886

*     During the nine months ended September 30, 2023, 1.7 million restricted share units and 2.2 million options were granted under the 2023 Plan.

Stock Options

The following table sets forth a summary of option activities under the Company’s stock option program:

			Weighted Average
	Options	Weighted Average	Remaining	Aggregate
	Outstanding	Exercise Price	Contractual Life	Intrinsic Value
	(In thousands)		(In years)	(In thousands)
December 31, 2022	3,019	$22.51	6.0	$—
Granted	2,177	$10.34
Exercised	—	$—
Cancelled/expired/forfeited	(63)	$23.36
September 30, 2023	5,133	$14.59	5.9	$18,829

Vested and expected to vest as of September 30, 2023	4,710	$11.62	6.2	$17,026
Exercisable as of September 30, 2023	1,237	$23.48	5.1	$—

The total intrinsic value of options exercised for the nine months ended September 30, 2023 was nil. The intrinsic value is calculated as the difference between the market value on the date of exercise and the exercise price of the shares. As reported by the NASDAQ Global Selected Market, the Company’s ending stock price as of December 31, 2022 and September 30, 2023 was US$19.12 and US$12.54, respectively. Cash received from the exercise of stock options during the nine months ended was nil for both September 30, 2022 and 2023. As of September 30, 2023, unrecognized compensation cost (adjusted for estimated forfeitures) was US$33.8 million, which was related to non-vested stock options granted to the Company’s employees and directors. This cost is expected to be recognized over a weighted-average period of 6.2 years.

Information regarding stock options outstanding at September 30, 2023 is summarized below:

		Weighted		Weighted	Weighted Average
	Options	Average	Options	Average	Remaining
Range of Exercise Prices	Outstanding	Exercise Price	Exercisable	Exercise Price	Contractual Life
	(In thousands)		(In thousands)		(In years)
$3.87	2,172	$3.87	—	$—	6.8
$32.68	336	$32.68	250	$32.68	3.9
$21.15	2,625	$21.15	987	$21.15	5.5
	5,133	$14.59	1,237	$23.48	5.9

Restricted Share Units

Summary of Performance-Based Restricted Share Units with Market Condition

The following table sets forth a summary of performance-based restricted share unit with market condition activities:

		Weighted-
		Average
	Shares	Grant Date
	Granted	Fair Value
	(In thousands)
December 31, 2022	1,640	$8.43
Awarded	1,640	$9.66
Vested	—	$—
Cancelled	—	$—
September 30, 2023	3,280	$9.04

As of September 30, 2023, unrecognized compensation cost (adjusted for estimated forfeitures) was US$5.6 million, which was related to non-vested performance-based restricted share units with market condition granted to the Company’s employees and directors. The cost is expected to be recognized over a weighted-average period of 0.4 years. No share was vested during the nine months ended September 30, 2023.

Summary of Service-Based Restricted Share Units

The following table sets forth a summary of service-based restricted share unit activities:

		Weighted-
		Average
	Shares	Grant Date
	Granted	Fair Value
	(In thousands)
December 31, 2022	5,110	$43.71
Awarded	128	$17.95
Vested	(2,062)	$43.40
Cancelled	(205)	$39.10
September 30, 2023	2,971	$43.17

As of September 30, 2023, unrecognized compensation cost (adjusted for estimated forfeitures) was US$100.9 million, which was related to non-vested service-based restricted share units granted to the Company’s employees and directors. This cost is expected to be recognized over a weighted-average period of 1.9 years. The total fair value based on the vesting date of the restricted share units vested was US$89.5 million for the nine months ended September 30, 2023.